Long-term investments, net (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
Schedule of long-term investments

	As of December 31,	As of June 30,
	2025	2026
Equity method investments, net	1,163	737
–SiEngine Technology Co., Ltd. (“SiEngine”)	—	—
–Shenzhen U Chance Technology Co., Ltd. (“U Chance”)	1,163	—
–ACO Tech Sdn. Bhd. (“ACO Tech”)	—	—
–Hangzhou Fuyang Zeji Qushi Equity Investment Fund Partnership (Limited Partnership) (“Fuyang Fund”)	—	737
Equity securities	17,507	19,642
Available-for-sale debt investments	42,833	41,250
Long-term investments, net	61,503	61,629

Schedule of reconciliation of the Level 3 fair value measurement of available-for-sale debt investments
The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt investments for the six months ended June 30, 2026.:

US$
Balance at December 31, 2025	42,833
Unrealized loss	(2,799)
Foreign currency translation adjustments	1,216
Balance at June 30, 2026	41,250

Schedule of fair value of available-for-sale debt investments	The fair value of available-for-sale debt investments as of June 30, 2026 were estimated with the following key assumptions:

As of June 30, 2026
China risk-free interest rate (i)	1.29%
U.S. risk-free interest rate (ii)	4.14%
Bond Yield (iii)	7.62%

i.The risk-free interest rate was estimated based on the yield to maturity of China Government Bond for a term consistent with the expected term of available-for-sale debt investments in effect at the valuation date.
ii.The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury Bonds for a term consistent with the expected term of available-for-sale debt investments in effect at the valuation date.
iii.The bond yield was estimated based on the market yield of comparable bonds with similar credit rating.